Income Taxes - Schedule of tax liabilities (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) subsidiary	Dec. 31, 2018 EUR (€) subsidiary	Dec. 31, 2017 EUR (€)
Income Taxes
Current tax payable	€ 2,037	€ 1,175	€ 865
Total tax liabilities	€ 2,037	€ 1,175	€ 865
Number of subsidiaries operating on a cost plus basis | subsidiary	4	5